CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (671,595)	$ 2,448,343
Adjustments to reconcile net income to net cash used in operating activities:
Dividends and interest on Trust Account	(832,809)	(3,710,334)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	31,387	88,342
Accounts payable	32,314	(39,696)
Accrued expenses	(14,097)	0
Franchise tax payable	(170,000)	96,050
Income tax payable	(1,015,435)	565,278
Net cash used in operating activities	(2,640,235)	(552,017)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(1,865,649)	0
Trust Account withdrawal for redemption of common stock	72,585,441	0
Trust Account withdrawals for the payment of franchise and income taxes	1,765,098	254,579
Net cash provided by investing activities	72,484,890	254,579
Cash Flows from Financing Activities:
Payment for redemption of common stock	(72,585,441)	0
Proceeds from promissory note	2,330,304	0
Net cash provided by (used in) financing activities	(70,255,137)	0
Net Change in Cash	(410,482)	(297,438)
Cash - Beginning	520,422	886,279
Cash - Ending	109,940	588,841
Supplemental Disclosure for Cash Flow activities:
Cash paid for income taxes	1,436,303	143,139
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption	(671,589)	2,473,350
Reversal of deferred offering costs	$ 0	$ 25,000